BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS
NOTE 15:-	BUSINESS COMBINATIONS

a.	On January 6, 2025, the Company acquired SBS, a leading US based provider of next-generation SATCOM terminal solutions.

In accordance with the acquisition method of accounting, the total estimated purchase price consideration for the SBS acquisition was $138,975, comprised of the following components:

i.	A closing payment totaling $98,000 ($107,788 as adjusted) paid in cash; and

ii.
$31,187 contingent earn-out payments, to be settled in cash (“SBS Earn-out Consideration”). The SBS Earn-out Consideration consists of potential payments of up to $147,000 in cash, contingent upon the achievement of certain performance milestones.

The Company estimated the fair value of the SBS Earn-out Consideration by utilizing the Scenario Based Method. Changes in the SBS Earn-out Consideration fair value are recorded in the consolidated statements of income under Other operating expenses, net. As of June 30, 2026, the applicable performance milestones underlying the SBS Earn-out Consideration had not been achieved. Accordingly, the fair value of the SBS Earn-out Consideration was reduced to $0, compared to $7,690 as of December 31, 2025.

b.
In November 2023, the Company acquired DPI, a U.S. based expert systems integrator with a strong focus on the U.S. Department of Defense and the U.S. government sectors. In accordance with the acquisition method of accounting, the total estimated purchase price consideration for the DPI acquisition was $19,231, subject to working capital adjustments.

The total purchase price consideration for the acquisition comprised of the following components:

i.	A closing payment totaling $2,461, made through the issuance of Ordinary shares;

ii.	A deferred payment of $820 in Ordinary shares, set to be issued as per the terms outlined in the purchase agreement (“Holdback Amount”);

iii.	$4,787 cash paid by the Company to partially settle DPI's outstanding debt and transaction costs; and

iv.	$11,163 Contingent earn-out payments, to be settled using the Company's Ordinary shares (“DPI Earn-out Consideration”).

The DPI Earn-out Consideration amounts are based on the financial results of DPI in each of the years ending December 31, 2024, 2025, and 2026 and had a maximum outcome of Company’s Ordinary shares issuance to DPI’s seller of 2,419,755.

Additionally, the Company has committed to issue up to 705,245 of the Company’s Ordinary shares over approximately three years post-acquisition, contingent on continued service and achieving specified financial results (“Service-Based Earn-Out”). The Service-Based Earn-Out was classified as an equity grant and measured based on the Company’s closing share price as of the acquisition date. Moreover, if all earn-outs will be paid in full, and subject to other conditions, the seller of DPI will be entitled a one -time payment of $9,000 payable in the Company’s Ordinary shares or cash, at the Company’s discretion under certain limitations (“Additional Earn-Out Consideration”). The Additional Earn-Out Consideration was classified as a liability grant. During the year ended December 31, 2024, the Company partially amended the Additional Earn-Out Consideration conditions under the purchase agreement with the former shareholders of DPI, modifying it to an amount in the range of $2,000 - $9,000, conditioned upon meeting certain financial results. As of June 30, 2026, and December 31, 2025, the Company recognized a liability in the amount of $9,000 and $2,000 which was presented under current liabilities and Other long-term liabilities in its balance sheet, respectively.

During the six months ended June 30, 2026, the Company entered into a non-cash settlement agreement (“Settlement Agreement”) with the former shareholders of DPI, pursuant to which the Company issued 2,500,000 Ordinary shares in exchange for the cancellation of both the DPI Earn-out Consideration and the Service-Based Earn-Out. Following the issuance of these shares, all related obligations were fully settled and discharged as of June 30, 2026. Pursuant to the Settlement Agreement, the requirement that all earn-out payments be made as a condition for receiving the Additional Earn-Out Consideration was eliminated.

The Holdback Amount was settled through the issuance of Ordinary shares during the year ended December 31, 2025.